Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment

In thousands of USD	Office Equipment	IT Equipment	Total
COST
Balance as of January 1, 2020	79	175	254
Additions	27	66	93
Retirements	—	(38)	(38)
Foreign exchange difference	8	17	25
Balance as of December 31, 2020	114	220	334
Additions	—	57	57
Retirements	—	—	—
Foreign exchange difference	(4)	(8)	(12)
Balance as of December 31, 2021	110	269	379
Additions	—	74	74
Retirements	—	—	—
Foreign exchange difference	—	3	3
Balance as of December 31, 2022	110	346	456

ACCUMULATED DEPRECIATION
Balance as of January 1, 2020	16	46	62
Retirements	—	(38)	(38)
Depreciation expense	32	92	124
Foreign exchange difference	3	10	13
Balance as of December 31, 2020	51	110	161
Retirements	—	0	0
Depreciation expense	42	127	169
Foreign exchange difference	(1)	(1)	(2)
Balance as of December 31, 2021	92	236	328
Retirements	—	—	—
Depreciation expense	11	97	108
Foreign exchange difference	—	1	1
Balance as of December 31, 2022	103	334	437

CARRYING AMOUNT
as of January 1, 2020	63	129	192
as of December 31, 2020	63	110	173
as of December 31, 2021	18	33	51
as of December 31, 2022	7	12	19